FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED BALANCE SHEETS

(All amounts in thousands, except for share and per share data)

	As of December 31,
	2017	2018
	RMB	RMB	US$
			Note 3
ASSETS
Current assets:
Cash and cash equivalents	313,138	67,513	9,819
Prepayments and other current assets	5,434	1,047	152
Amounts due from subsidiaries and VIE	859,678	1,069,402	155,539
Total current assets	1,178,250	1,137,962	165,510

Investments in subsidiaries and VIE	630,442	1,040,658	151,357

Equity invest ment without readily determinable fair value	6,682	-	-
TOTAL ASSETS	1,815,374	2,178,620	316,867
LIABILITIES
Current liabilities:
Other current liabilities	6,351	1,077	157
Total current liabilities	6,351	1,077	157
TOTAL LIABILITIES	6,351	1,077	157

SHAREHOLDERS' EQUITY
Class A ordinary shares (US$0.0001 par value; 470,000,000 shares authorized, 152,824,659 and 159,247,873 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	95	98	14
Class B ordinary shares (US$0.0001 par value; 30,000,000 shares authorized, 13,300,738 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	8	8	1
Additional paid-in capital	1,823,925	1,903,503	276,853
Retained earnings/ (Accumulated deficit)	(25,000)	244,712	35,592
Accumulated other comprehensive income	9,995	29,222	4,250
Total shareholders' equity	1,809,023	2,177,543	316,710
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,815,374	2,178,620	316,867

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

(All amounts in thousands, except for share and per share data)

	For year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
				Note 3
Operating expenses:
General and administrative	(6,129)	(6,075)	(8,422)	(1,225)
Other operating income	2,446	2,492	2,837	413
Total operating expenses	(3,683)	(3,583)	(5,585)	(812)
Loss from operations	(3,683)	(3,583)	(5,585)	(812)
Interest income	3,358	7,187	3,072	446
Impairment loss of investments	-	-	(7,497)	(1,090)
Exchange gain (loss)	7	47	(113)	(17)
Equity in income of subsidiaries and VIE	86,951	205,215	279,835	40,700
Net income	86,633	208,866	269,712	39,227

Foreign currency translation adjustment	25,136	(34,353)	19,227	2,796
Comprehensive income	111,769	174,513	288,939	42,023

CONDENSED STATEMENTS OF CASH FLOWS

(All amounts in thousands, except for share and per share data)

	For year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
				Note 3
Cash flows from operating activities:
Net income	86,633	208,866	269,712	39,227
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Impairment loss of investments	-	-	7,497	1,090
Exchange (gain) loss	(7)	(47)	113	17
Equity in income of subsidiaries and VIE	(86,951)	(205,215)	(279,835)	(40,700)
Changes in other current liabilities	(6,394)	3,580	(5,274)	(767)
Net cash provided by (used in) operating activities	(6,719)	7,184	(7,787)	(1,133)

Cash flows from investing activities:
Advances to subsidiaries and VIE	(14,879)	(79,916)	(209,724)	(30,503)
Investments in subsidiaries	14,139	(41,853)	(54,518)	(7,930)
Net cash used in investing activities	(740)	(121,769)	(264,242)	(38,433)

Cash flows from financing activities:

Proceeds from issuance of ordinary shares upon public offering, net	238,034	-	-	-
Proceeds from exercises of share options	3,943	4,270	3,718	541
Payment for ordinary shares repurchase	(45,321)	-	-	-
Net cash provided by financing activities	196,656	4,270	3,718	541

Net increase (decrease) in cash and cash equivalents	189,197	(110,315)	(268,311)	(39,025)
Cash and cash equivalents, beginning of year	254,213	460,670	313,138	45,544
Effect of exchange rate changes on cash and cash equivalents	17,260	(37,217)	22,686	3,300
Cash and cash equivalents, end of year	460,670	313,138	67,513	9,819

1)
Schedule I has been provided pursuant to the requirements of
Rule 12-04(a)
and
5-04(c)
of
Regulation S-X
, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2)
The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIE. For the parent company, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in
ASC 323, Investments-Equity Method and Joint Ventures
. Such investments are presented on the Condensed Balance Sheets as ‘‘Investment in subsidiaries and VIE’’ and the subsidiaries and VIE’ profit or loss as ‘‘Equity in income/loss of subsidiaries’’ on the Condensed Statements of Operations and Comprehensive Income. Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

3)
Translations of balances in the Additional Financial Information of Parent Company-Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2018 are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.8755, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2018. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2018, or at any other rate.

4)
As of December 31, 2017 and 2018, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.